Selected Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]

5.   Selected Balance Sheet Information

Accounts receivable consisted of the following at March 31, 2012 and December 31, 2011 (in thousands):

	March 31, 2012	December 31, 2011
Accounts receivable	$736	$692
Bad debt allowance - customer	(296)	(287)
Accounts receivable, net	$440	$405

Property and Equipment consisted of the following at March 31, 2012, and December 31, 2011 (in thousands) :

	March 31, 2012	December 31, 2011
Manufacturing equipment	$400	$400
Computer and office equipment	159	159
Laboratory equipment	136	136
Total	695	695
Less accumulated depreciation	(392)	(372)
Property and equipment, net	$303	$323

Depreciation expense for the three months ended March 31, 2012 and 2011 was $20,000 and $80,000, respectively.

4.	Selected Balance Sheet Information

Accounts receivable (in thousands)

	December 31,
	2011	2010
Accounts receivable	$692	$472
Bad debt allowance - customer	(287)	(133)
Total	$405	$339

 Other current assets (in thousands)

	December 31,
	2011	2010
Grant receivable	$-	$320
Prepaid expenses	16	23
Total	$16	$343

Property and equipment (in thousands)

	December 31,
	2011	2010
Leasehold improvements	$-	$863
Manufacturing equipment	400	333
Computer and office equipment	159	160
Laboratory equipment	136	214
	695	1,570
Less accumulated depreciation	(372)	(1,095)
Total	$323	$475

Accrued expenses (in thousands)

	December 31,
	2011	2010
Accrued vendor payments	$1	$105
Bonus	-	100
Compensation	28	5
Total	$29	$210